Cover Page	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	FINWARD BANCORP
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Incorporation, State or Country Code	IN
Entity File Number	001-40999
Entity Tax Identification Number	35-1927981
Entity Address, Address Line One	9204 Columbia Avenue
Entity Address, City or Town	Munster
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	FNWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000919864